Agreements and Transactions with Related Parties, Other (Details) $ in Thousands		1 Months Ended												3 Months Ended								12 Months Ended
	Jul. 14, 2017 USD ($)	Dec. 31, 2017 USD ($) property shares	Aug. 31, 2017 USD ($)	Jul. 31, 2017 USD ($)	May 31, 2017 USD ($)	Jan. 31, 2017 USD ($)	Nov. 30, 2016 USD ($) item	Sep. 30, 2016 USD ($) property	Jan. 31, 2016 USD ($) property	Nov. 30, 2015 USD ($)	Oct. 31, 2015 USD ($) loan	Apr. 30, 2015 USD ($)	Feb. 28, 2015 USD ($)	Dec. 31, 2017 USD ($) property loan shares	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($) item	Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($) property	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2017 USD ($) property shares	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($) property loan
Agreements and transactions with related parties
Due from related party		$ 688												$ 688				$ 1,465				$ 688	$ 1,465
Due to related party																		6,039					6,039
Related party financing		50,000												50,000				50,000				50,000	50,000
Outstanding principal balance of related party financing		50,000												50,000				50,000				50,000	50,000
(Loss) income from equity affiliates														(4,706)	$ 995	$ (3)	$ 763	1,801	$ 4,929	$ 4,367	$ 1,897	(2,951)	12,995	$ 12,301
Investments in equity affiliates		23,653												23,653				33,949				23,653	33,949
Aggregate outstanding balance of related party debt		2,595,658												2,595,658								2,595,658
Residential Mortgage Banking Company
Agreements and transactions with related parties
Maximum percentage of guaranty provided by the Company in relation to the settlement																								50.00%
Maximum exposure under this guaranty																								$ 3,100
ACM Acquisition
Agreements and transactions with related parties
Acquisition purchase price	$ 292,500
Preferred equity investments
Agreements and transactions with related parties
Principal amount						$ 15,000
Commitment to fund additional investment						$ 5,000
Interest income recorded																						1,100
Fixed rate of interest (as a percent)						11.00%
Mezzanine Loans
Agreements and transactions with related parties
Interest income recorded																						300	400	300
Fixed rate of interest (as a percent)												12.50%
Amount of loan to related party												$ 3,000
Maturity Date of October 2018 | Bridge Loans
Agreements and transactions with related parties
Base spread (as a percent)											5.00%
LIBOR floor (as a percentage)											0.25%
Interest income recorded																						1,100	1,000	$ 200
Number of mortgage loans secured by property purchased from related party | loan											2
Amount of loan to related party											$ 16,700
Maturity date of November 2018 | Bridge Loans
Agreements and transactions with related parties
Principal amount							$ 14,800
Base spread (as a percent)							5.25%
LIBOR floor (as a percentage)							0.50%
Number of bridge loans originated | item							2
ACM
Agreements and transactions with related parties
Due from related party		$ 700												$ 700				0				700	0
ACM | Residential Mortgage Banking Company
Agreements and transactions with related parties
Noncontrolling interest in equity method investment acquired (as a percent)																								50.00%
Indirect ownership percentage																								22.5%
Acquisition purchase price																								$ 9,600
(Loss) income from equity affiliates																						$ (7,200)	10,000	$ 6,000
Maximum percentage of guaranty provided by the former manager to the Company in relation to the settlement																								50.00%
ACM | ACM Acquisition
Agreements and transactions with related parties
OP units issued as part of acquisition | shares																						21,230,769
Number of preferred stock shares paired with each OP units | shares																						1
OP units distributed as part of acquisition | shares																						5,780,348
Number of shares held by related party | shares		5,349,053												5,349,053								5,349,053
OP units hold as part of acquisition | shares																						15,450,421
Percentage of voting power held by related party		25.00%												25.00%								25.00%
ACM | Bridge Loans
Agreements and transactions with related parties
Interest income recorded																						$ 0	0	$ 300
ACM | Non-qualified Residential Mortgages | Residential Mortgage Banking Company
Agreements and transactions with related parties
Additional investment made by the company along with a consortium of independent outside investors																						600		16,100
Distributions received																						3,200		16,200
ACM | Mortgage loans
Agreements and transactions with related parties
Amount of mortgage loan secured by property, purchased by related party												$ 47,000
ACM | Preferred equity interest financing agreement
Agreements and transactions with related parties
Related party financing		$ 50,000												$ 50,000				50,000				50,000	50,000
Interest expense on related party loan																						3,800	1,800
Outstanding principal balance of related party financing		50,000												50,000				50,000				50,000	50,000
Principal amount		50,000												50,000								50,000
ACM | Maturity date of April 2016 | Mortgage loans
Agreements and transactions with related parties
Base spread (as a percent)																									4.80%
Interest income recorded																						900	900	1,100
Number of mortgage loans secured by property purchased from related party | loan																									2
ACM | Maturity date of April 2016 | Mortgage loans | First mortgage
Agreements and transactions with related parties
Amount of loan to related party																									$ 14,600
ACM | Maturity date of April 2016 | Mortgage loans | Second mortgage
Agreements and transactions with related parties
Amount of loan to related party																									$ 5,100
Proceeds from repayment in full																							5,100
ACM | Maturity date March 2018, extended from April 2016 | Mortgage loans | First mortgage
Agreements and transactions with related parties
Amount of loan to related party																		14,600					14,600
Consortium of investors including an immediate family member of our officers | Fannie Mae loan on a multifamily property
Agreements and transactions with related parties
Percentage of maximum loss-sharing obligation unpaid principal balance					5.00%
Principal amount					$ 46,900
Percentage of ownership interest of related party in the entity					21.40%
Consortium of investors including an immediate family member of our officers | Fannie Mae loan on a multifamily property | Maximum
Agreements and transactions with related parties
Servicing revenue					$ 100
Certain officers, including our Chief Executive Officer and our Former Manager | Maturity date of September 2019 | Bridge loan, six multifamily properties
Agreements and transactions with related parties
Principal amount								$ 48,000											$ 48,000
Number of properties owned | property								6											6
Base spread (as a percent)								4.50%											4.50%
LIBOR floor (as a percentage)								0.25%
Interest income recorded																						2,700	700
Proceeds from repayment in full			$ 6,800
Certain officers, including our Chief Executive Officer and our Former Manager | Maturity date of September 2019 | Bridge loan, six multifamily properties | Minimum
Agreements and transactions with related parties
Percentage of ownership interest of related party in the entity								10.50%
Certain officers, including our Chief Executive Officer and our Former Manager | Maturity date of September 2019 | Bridge loan, six multifamily properties | Maximum
Agreements and transactions with related parties
Percentage of ownership interest of related party in the entity								12.00%
Certain officers, including our Chief Executive Officer and our Former Manager | Maturity date of April 2018 | Bridge Loans
Agreements and transactions with related parties
Percentage of ownership interest of related party in the entity												90.00%
Base spread (as a percent)												4.50%
LIBOR floor (as a percentage)												0.25%
Interest income recorded																							400	200
Proceeds from repayment of debt																		6,300
Amount of loan to related party												$ 6,300
Certain Officers | Preferred equity investments
Agreements and transactions with related parties
Amount of ownership interest of related party in the entity				$ 5,000
Certain Officers | Bridge Loans
Agreements and transactions with related parties
Percentage of ownership interest of related party in the entity										7.50%
Base spread (as a percent)										4.50%
LIBOR floor (as a percentage)										0.25%
Interest income recorded																						300	400	100
Amount of loan to related party										$ 7,100
Certain Officers | Maturity date of June 2020 | Bridge loan, several multifamily properties
Agreements and transactions with related parties
Principal amount		$ 32,800												$ 32,800								$ 32,800
Percentage of ownership interest of related party in the entity		90.00%
Base spread (as a percent)		5.00%												5.00%								5.00%
LIBOR floor (as a percentage)		1.13%
Interest income recorded																						$ 100
Certain Officers | Maturity date of fourth quarter 2020 | Bridge loan, two multifamily properties
Agreements and transactions with related parties
Principal amount		$ 28,000												$ 28,000								$ 28,000
Number of properties owned | property		2												2								2
Percentage of ownership interest of related party in the entity														45.00%
Base spread (as a percent)		5.25%												5.25%								5.25%
Interest income recorded																						$ 200
Number of mortgage loans secured by property purchased from related party | loan														2
Certain Officers | Maturity date of fourth quarter 2020 | Bridge loan, two multifamily properties | Minimum
Agreements and transactions with related parties
LIBOR floor (as a percentage)														1.24%
Certain Officers | Maturity date of fourth quarter 2020 | Bridge loan, two multifamily properties | Maximum
Agreements and transactions with related parties
LIBOR floor (as a percentage)														1.54%
Certain Officers | Maturity date of July 2020 | Bridge loan, one multifamily property
Agreements and transactions with related parties
Principal amount				$ 36,000
Percentage of ownership interest of related party in the entity				95.00%
Base spread (as a percent)				4.50%
LIBOR floor (as a percentage)				1.00%
Interest income recorded																						900
Certain Officers | Maturity date of January 2019 | Bridge loan, two multifamily properties
Agreements and transactions with related parties
Principal amount									$ 12,700
Number of properties owned | property									2
Percentage of ownership interest of related party in the entity									50.00%
Base spread (as a percent)									4.50%
LIBOR floor (as a percentage)									0.25%
Interest income recorded																						1,300	1,200
Certain Officers | Maturity date of January 2019 | Bridge loan, one multifamily property
Agreements and transactions with related parties
Principal amount									$ 19,000
Percentage of ownership interest of related party in the entity									7.50%
Base spread (as a percent)									4.50%
LIBOR floor (as a percentage)									0.25%
Interest income recorded																						$ 1,100	1,000
Certain Officers | Maturity date May 2018, extended from November 2017 | Preferred equity investments | Multifamily Portfolio
Agreements and transactions with related parties
Equity investment									$ 5,200
Fixed rate of interest (as a percent)									10.00%
Certain Officers | Maturity date of September 2016 | Bridge loan, two multifamily properties
Agreements and transactions with related parties
Percentage of ownership interest of related party in the entity																									95.00%
Chief executive officer | Minimum
Agreements and transactions with related parties
Ownership interest allowed under company charter (as a percent)		5.00%												5.00%								5.00%
Chief executive officer | Maturity date of December 2017, extended from September 2016 | Bridge loan, two multifamily properties
Agreements and transactions with related parties
Interest income recorded																						$ 100	200	300
Proceeds from repayment in full														$ 1,700
Chief executive officer | Maturity date of February 2018 | Preferred equity investments
Agreements and transactions with related parties
Principal amount													$ 23,000												$ 18,000
Interest income recorded																							1,000	2,300
Fixed rate of interest (as a percent)													10.00%
Amount of ownership interest of related party in the entity													$ 2,000
Proceeds from repayment in full																							1,000
Chief executive officer | Maturity date of September 2016 | Bridge loan, two multifamily properties
Agreements and transactions with related parties
Base spread (as a percent)																									5.50%
Proceeds from repayment in full																							3,300
Chief executive officer | Maturity date December 2017, extended from September 2016 | Bridge loan, two multifamily properties
Agreements and transactions with related parties
Number of properties owned | property																									2
Amount of loan to related party																									$ 5,000
Investments in equity affiliates																									$ 100
Ownership interest (as a percent)																									5.00%
Number of bridge loans originated | loan																									2
Chief executive officer | Maturity date of August 2017 | Bridge Loans
Agreements and transactions with related parties
Percentage of ownership interest of related party in the entity																									24.00%
Amount of mortgage loan secured by property, purchased by related party																									$ 30,400
Chief executive officer | Maturity date of August 2020 | Bridge Loans
Agreements and transactions with related parties
Base spread (as a percent)			4.00%
LIBOR floor (as a percentage)			1.23%
Amount of mortgage loan secured by property, purchased by related party			$ 43,200
Chief executive officer and his affiliates
Agreements and transactions with related parties
Percentage of our Former Manager's outstanding membership interest of related party in another related party		70.00%												70.00%								70.00%
Chief executive officer and his affiliates | Maturity date of August 2017 | Mezzanine Loans
Agreements and transactions with related parties
Interest income recorded																						$ 3,100	$ 3,500	2,800
Fixed rate of interest (as a percent)																							12.00%
Amount of mortgage loan secured by property, purchased by related party																		$ 4,600					$ 4,600
Affiliate of Chief executive officer
Agreements and transactions with related parties
Contract period with the new entity																						7 years 6 months
Fees as a percentage of gross revenues of the underlying properties																						4.75%
Lexford Portfolio
Agreements and transactions with related parties
Distributions received																						$ 2,500	2,800	4,500
(Loss) income from equity affiliates																						2,500	$ 2,800	$ 5,500
Aggregate outstanding balance guaranteed		$ 844,700												$ 844,700								844,700
Two portfolios of multifamily properties | Consortium of Investors, including our Chief Executive Officer and our Former Manager
Agreements and transactions with related parties
Interest income recorded																						$ 1,000
Proceeds from repayment in full														$ 6,500
Amount invested																	$ 2,000
Ownership interest (as a percent)																	26.10%
Number of portfolios of multifamily properties | item																	2
Ginkgo | Fannie Mae
Agreements and transactions with related parties
Loan purchased a multifamily apartment complex which assumed						$ 8,300
Percentage of maximum loss-sharing obligation unpaid principal balance						20.00%
Servicing revenue						$ 100
Percentage of loan assumption fee						1.00%
Percentage of ownership after transaction		3.60%
Ginkgo | Director
Agreements and transactions with related parties
Percentage of managing member						33.00%